STEM SALES, INC.

801 West Bay Drive, Suite 418

Largo, FL  33770

December 8, 2014

H. Roger Schwall

Assistant Director

Division of Corporate Finance

U.S. Securities and Exchange Commission

100 F Street, NE

Washington D.C., 20549

Re:

Stem Sales, Inc.

Pre-effective Amendment 4 to Registration Statement on Form S-1

Filed October 20, 2014

File No. 333-197814

Dear Mr. Schwall:

Below are Stem Sales, Inc.’s. (“the Company’s”) responses to the SEC’s Comment Letter dated November 7, 2014.  On December 8, 2014, we transmitted via EDGAR the Company’s Fifth Amendment to Registration Statement on Form S-1.

Due to a change from opening an escrow account with SunTrust Bank to a trust account opened at Underhill Securities Corp. we have made hundreds of changes reflecting this change in the amended registration statement.  The formal agreement with Underhill has been executed and attached as an exhibit to this filing.

Amendment No. 5 to Registration Statement on Form S-1

General

1.

We note your response to our prior comment 1 and reissue the comment, as you do not appear to have revised your discussion on pages I-10 and I-21 regarding the lack of liquidity in your common stock and the potential quotation of your common stock on the OTCBB. Please expand such sections to include disclosure regarding the impact that Securities Act Rule 419(b)(3) and Exchange Act Rule 15g-8 will have on an investor’s ability to sell or otherwise transfer the securities purchased in this offering while such securities are held in escrow.

The Company has amended its filing to use the following language on page I-10 and I-21.  This language is the precise language included in Rule 419(b)(3) of the Securities Act of 1933, as amended and Rule 15g-8 of the 1934 Securities and Exchange Act, as amended.

The discussion on page 10 has the following language added.

“Pursuant to Rule 15g-8 of the 1934 Securities and Exchange Act, as amended makes it unlawful for any person to sell or offer to sell any security that is deposited and held in escrow pursuant to Rule 419(b)(3) under the Securities Act of 1933, as amended or any interest related to such securities shall be permitted other than by will or the laws of descent and distribution, or pursuant to a qualified domestic relations order as defined by the Internal Revenue Code of 1986 as amended, or Title 1 of the Employee Retirement Income Security Act, or the rules thereunder.”

The discussion on page 21 has the following language added.

“Pursuant to Rule 15g-8 of the 1934 Securities and Exchange Act, as amended makes it unlawful for any person to sell or offer to sell any security that is deposited and held in escrow pursuant to Rule 419(b)(3) under the Securities Act of 1933, as amended or any interest related to such securities shall be permitted other than by will or the laws of descent and distribution, or pursuant to a qualified domestic relations order as defined by the Internal Revenue Code of 1986 as amended, or Title 1 of the Employee Retirement Income Security Act, or the rules thereunder.

All securities issued in connection with the offering, whether or not for cash consideration, and any other securities issued with respect to such securities, including securities issued with respect to stock splits, stock dividends, or similar rights, shall be deposited directly into the escrow or escrow account promptly upon issuance. The identity of the purchaser of the securities shall be included on the stock certificates or other documents evidencing such securities.

Securities held in escrow or escrow account are to remain as issued and deposited and shall be held for the sole benefit of the purchasers, who shall have voting rights, if any, with respect to securities held in their names, as provided by applicable state law.  No transfer or other disposition of securities held in the escrow or escrow account or any interest related to such securities shall be permitted other than by will or the laws of descent and distribution, or pursuant to a qualified domestic relations order as defined by the Internal Revenue Code of 1986 as amended, or Title 1 of the Employee Retirement Income Security Act, or the rules thereunder.

Warrants, convertible securities or others derivative securities relating to securities held in the escrow or escrow account may be exercised or converted in accordance with their terms; Provided, however, that securities received upon exercise or conversion, together with any cash or other consideration paid in connection with the exercise or conversion, are promptly deposited into the escrow or escrow account.”

The Offering, page I-9

2.

We note your response to our prior comments 2 and 3 and reissue the comments. In addition to your disclosure that the registrant “may receive” up to 10% of the proceeds held in escrow pursuant to Rule 419, expand your disclosure to clarify whether the registrant intends to have any of the proceeds released to the registrant for its use, rather than placed in the escrow account. In addition, please disclose the registrant’s use of any such funds not placed in the escrow account.

We have amended the disclosure to clarify that the registrant does not intend to use up to 10% of the proceeds held in the escrow account.  The disclosure reads as follows:

Use of proceeds

The proceeds from the sale of shares of common stock by the company shall be used for a business combination.  Under Rule 419(b)(2)(vi) the registrant may receive up to 10 percent of the proceeds remaining after payment of underwriting commissions, underwriting expenses and dealer allowances permitted by paragraph (b)(2)(i) of this rule, exclusive of interest or dividends, as those proceeds are deposited into escrow or escrow account.  None of the proceeds will be released to the registrant unless and until an acquisition has been approved.  All subscription proceeds will be placed in the escrow account.

Each public stockholder will have the option…, page I-15

3.

We note your response to our prior comment 5, and the related revisions to your registration statement. Based on your revisions and references to Rule 419, it appears that you do not intend to hold a shareholder vote to approve a business combination, and that you are referencing a shareholder “vote” to describe the right of each shareholder to confirm his investment under Rule 419(e). If true, please revise your disclosure throughout your filing to remove the statements indicating that there will be a shareholder vote to approve the business combination.

We have amended our disclosure throughout the registration statement for consistency and clarity that the shareholders will not vote to confirm their investment under Rule 419.

We have used the specific language under Rule 419 that each shareholder will have to notify the registrant in writing that the purchaser of shares elects to remain an investor.

Liquidation if no business combination, page I-42

4.

We note your response to our prior comment 9 and your revised disclosure in the second full paragraph of page I-44. We reissue the comment, as your statement regarding stockholder conversion rights does not appear to apply to your offering. Please advise, or revise your disclosure throughout your filing to clarify the references to stockholder conversion rights.

We have amended our disclosure throughout the filing to delete references to stockholder conversion rights.

Exhibit 10

5.

We note your response to our prior comment 13, and we reissue the comment in part. Please ensure that the escrow agreement contains the provisions of paragraphs (b)(2)(i), (b)(2)(v), and (b)(2)(vi) of Rule 419. See Rule 419(b)(4). In addition, please provide your analysis as to whether Sections 4(a)-(b) of the escrow agreement complies with Rule 419(b)(2)(iii) and Rule 419(b)(2)(v).

We have filed an amended trust agreement with this amendment number 5.  The trust agreement contains the provisions of all paragraphs necessary under Rule 419.  We have amended our registration statement regarding the change from an escrow account to a trust account.

The Company acknowledges that:

•

should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•

the company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/ROBERT M. SNIBBE, JR.

Robert M. Snibbe, Jr

President